COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The following table summarizes future minimum lease payments as of December 31, 2014 (in thousands):
2015	$45
Thereafter	–
Total minimum lease payments	$45

Restructuring and Related Costs [Table Text Block]
As part of the agreements, the executives potentially shall be entitled to the following (in thousands):

	Chief Executive Officer	Chief Operating Officer
Terminated without cause	$1,789	$969
Terminated, change of control without good reason	1,789	—
Terminated for cause, death, disability and by executive without good reason	381	325